Financial Instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Fair value of financial instruments transferred from Level 1 to Level 2	£ 0	£ 0
Fair value of financial instruments transferred from Level 2 to Level 1	0	0
Fair value of financial instruments transferred into Level 3	0	0
Fair value of financial instruments transferred from Level 3	81	0
Liabilities
Fair value of financial instruments transferred from Level 1 to Level 2	0	0
Fair value of financial instruments transferred from Level 2 to Level 1	0	0
Fair value of financial instruments transferred into Level 3	0	0
Fair value of financial instruments transferred from Level 3	0	0
Exposure to wrong-way risk	£ 0	£ 0